CASH AT BANK (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 27, 2019
CASH AT BANK (Details)
Bank Deposits	$ 6,787,535	$ 6,591,128	$ 221,511	$ 0